Share-Based Compensation - Stock Options Exercised and Unrecognized Compensation Cost (Details) - Stock Options - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock issued from treasury for options exercised
Options Exercised and Issued from Treasury	730	500	2,586
Intrinsic Value	$ 23,629	$ 12,984	$ 67,702
Unrecognized compensation cost
Unrecognized compensation cost	$ 2,900
Weighted average period of recognition of unrecognized compensation cost	1 year 7 months 6 days